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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07870


                   	  Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Real Estate Shares
           Schedule of Investments  9/30/09 (unaudited)

Shares                                                           Value

           COMMON STOCKS - 98.1 %
           Consumer Services - 1.3 %
           Hotels, Resorts & Cruise Lines - 1.3 %
46,800     Starwood Hotels & Resorts Worldwide, Inc. (b)      $1,545,804
           Total Consumer Services                            $1,545,804
           Diversified Financials - 0.4 %
           Diversified Finance Services - 0.4 %
41,000     Retail Opportunity Investment Corp. *              $ 423,940
           Total Diversified Financials                       $ 423,940
           Real Estate - 94.5 %
           Diversified Real Estate Investment Trusts - 8.9 %
140,800    Liberty Property Trust                             $4,580,224
94,680     Vornado Realty Trust (b)                            6,098,339
                                                              $10,678,563
           Industrial Real Estate Investment Trusts - 6.6 %
110,800    AMB Property Corp. (b)                             $2,542,860
513,100    DCT Industrial Trust, Inc.                          2,621,941
128,200    Dupont Fabros *                                     1,708,906
90,200     First Potomac Realty Trust                          1,042,712
                                                              $7,916,419
           Office Real Estate Investment Trusts - 13.6 %
6,000      Alexandria Real Estate Equities, Inc.              $ 326,100
150,000    BioMed Property Trust, Inc.                         2,070,000
92,000     Boston Properties, Inc.                             6,030,600
50,900     Digital Realty Trust, Inc. (b)                      2,326,639
171,600    HRPT Properties Trust                               1,290,432
111,300    Kilroy Realty Corp. (b)                             3,087,462
37,800     Mack-Cali Realty Corp.                              1,222,074
                                                              $16,353,307
           Residential Real Estate Investment Trusts - 17.1 %
76,001     AvalonBay Communities, Inc. * (b)                  $5,527,553
118,300    Camden Property Trust * (b)                         4,767,490
17,700     Equity Lifestyle Properties, Inc.                    757,383
227,000    Equity Residential Property Trust                   6,968,900
32,000     Essex Property Trust, Inc. (b)                      2,546,560
                                                              $20,567,886
           Retail Real Estate Investment Trusts - 25.1 %
67,800     Federal Realty Investment Trust (b)                $4,160,886
148,500    Kimco Realty Corp.                                  1,936,440
268,100    Kite Realty Group Trust                             1,117,977
79,300     National Retail Properties, Inc. (b)                1,702,571
33,600     Realty Income Corp. (b)                              861,840
101,500    Regency Centers Corp. (b)                           3,760,575
152,935    Simon Property Group                                10,618,277
27,300     Taubman Centers, Inc. (b)                            984,984
163,099    The Macerich Co. (b)                                4,946,793
                                                              $30,090,343
           Specialized Real Estate Investment Trusts - 23.2 %
37,800     Entertainment Properties Trust (b)                 $1,290,492
296,100    Extra Space Storage, Inc.                           3,123,855
171,300    HCP, Inc.                                           4,923,162
6,800      HealthCare REIT, Inc. *                              283,016
389,700    Host Hotels & Resorts Inc. (b)                      4,586,768
147,000    Nationwide Health Properties, Inc. (b)              4,555,530
208,500    Omega Healthcare Investors, Inc.                    3,340,170
74,000     Public Storage, Inc.                                5,567,760
3,900      Ventas, Inc. *                                       150,150
                                                              $27,820,903
           Total Real Estate                                  $113,427,421
           TOTAL COMMON STOCKS
           (Cost  $95,365,122)                                $115,397,165
Principal
Amount     TEMPORARY CASH INVESTMENTS - 7.1%
           Securities Lending Collateral  - 7.1% (c)
           Certificates of Deposit:
1,224,264  Bank of Nova Scotia 0.25%, 11/17/09                $1,224,264
1,292,279  BNP Paribas NY, 0.3%, 11/17/09                      1,292,279
816,176    Rabobank Nederland NY, 0.24%, 12/11/09               816,176
816,176    Societe Generale, 0.27%, 12/4/09                     816,176
816,176    Toronto Dominion, 0.23%, 12/16/09                    816,176
                                                              $4,965,071
           Commercial Paper:
1,359,789  BBVA London, 0.29%, 11/6/09                        $1,359,789
815,631    CBA Financial, 0.27%, 12/29/09                       815,631
815,666    HND AF, 0.30%, 12/15/09                              815,666
679,866    HSBC, 0.24%, 12/2/09                                 679,866
135,972    HSBC, 0.24%, 12/3/09                                 135,972
1,223,603  NABPP, 0.29%, 12/7/09                               1,223,603
1,360,293  Cafco, 0.40%, 10/1/09                               1,360,293
1,020,186  Char FD, 0.30%, 10/5/09                             1,020,186
340,007    Char FD, 0.28%, 10/26/09                             340,007
407,890    Ciesco, 0.33%, 11/23/09                              407,890
407,898    Ciesco, 0.25%, 12/7/09                               407,898
625,672    Fasco, 0.20%, 10/19/09                               625,672
680,003    Kithaw, 0.23%, 11/3/09                               680,003
856,714    Old LLC, 0.30%, 10/16/09                             856,714
544,580    Old LLC, 0.32%, 10/15/09                             544,580
679,825    Ranger, 0.24%, 12/11/09                              679,825
646,016    TB LLC, 0.20%, 10/5/09                               646,016
274,862    GE, 0.23%, 10/26/09                                  274,862
474,777    Santander U.S. Debt, 0.37%, 11/20/09                 474,777
                                                              $13,349,250
           Tri-party Repurchase Agreements:
3,944,851  Deutsche Bank, 0.06%, 10/1/09                       3,944,851
1,797,954  Barclays Capital Markets, 0.01%, 10/1/09            1,797,954
                                                              $5,742,805
Shares
           Money Market Mutual Fund:
544,117    Dreyfus Preferred Money Market Fund                  544,118
680,147    Fidelity Prime Money Market Fund                     680,147
                                                              $1,224,265
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $25,281,391)                                $25,281,391

           TOTAL INVESTMENT IN SECURITIES - 117.2%
           (Cost  $120,646,513) (a)                           $140,678,556

           OTHER ASSETS AND LIABILITIES - (17.2%)             $ (20,632,880)

           TOTAL NET ASSETS -100.0%                           $120,045,676

*          Non-income producing security.

(A.D.R.)   American Depositary Receipt.

(a) At September 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $124,598,392 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost          $5,490,436

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value           (14,691,662)

           Net unrealized loss                                $(9,201,226)

(b)        At September 30, 2009, the following securities were out on loan:

Shares                          Security                         Value
2,000      AMB Property Corp.                                 $ 45,900
75,200     AvalonBay Communities, Inc. *                       5,469,296
2,000      Camden Property Trust *                              80,600
6,500      Digital Realty Trust, Inc.                           297,115
3,900      Entertainment Properties Trust                       133,146
16,500     Essex Property Trust, Inc.                          1,313,070
46,400     Federal Realty Investment Trust                     2,847,568
68,000     Host Hotels & Resorts Inc.                           800,360
20,300     Kilroy Realty Corp.                                  563,122
111,345    The Macerich Co.                                    3,377,094
27,700     National Retail Properties, Inc.                     594,719
20,100     Nationwide Health Properties, Inc.                   622,899
32,900     Realty Income Corp.                                  843,885
11,700     Regency Centers Corp.                                433,485
45,600     Starwood Hotels & Resorts, Inc.                     1,506,168
20,500     Taubman Centers, Inc.                                739,640
47,600     Vornado Realty Trust                                3,065,916
           Total                                              $22,733,983

(c) Securities lending collateral is managed by Credit Suisse, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                                 Level 1      Level 2    Level 3    Total
Common Stocks                 $115,397,165      $0          $0  $115,397,165
Temporary Cash Investments       1,224,265   24,057,126      0    25,281,391
Total                         $116,621,430  $24,057,126     $0  $140,678,556


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 27, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 27, 2009

* Print the name and title of each signing officer under his or her signature.